Financial Instruments (Details) - Schedule of indebtedness index for the reporting period - Indebtedness Index [Member] $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial Instruments (Details) - Schedule of indebtedness index for the reporting period [Line Items]
Total assets	[1]	$ 462,135	$ 359,538	$ 337,728
Total liabilities	[2]	$ 500,475	$ 614,216	$ 581,675
Liabilities to assets ratio		1.08	1.71	1.72

[1]	Defined as short-term assets plus long-term assets
[2]	Defined as short-term liabilities plus long-term liabilities